Basis of preparation (Tables)	6 Months Ended
Sep. 30, 2025
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation
The main impacts of the aforementioned adjustments for the Group’s Turkish and Ethiopian operations on the Consolidated financial statements are shown below.

	Increase/(decrease)
	2025	2024
Impact on the consolidated income statement for the six months ended 30 September	€ m	€ m
Revenue	(12)	5
Operating profit 1	(159)	(154)
Profit for the financial period 1	(200)	(225)

	Increase
	30 September	31 March
	2025	2025
Impact on the consolidated statement of financial position	€ m	€ m
Net assets	840	1,029
Equity attributable to owners of the parent	840	987
Non-controlling interests	–	41
Note:

1.	Includes € 58 million gain on the net monetary assets/liabilities (Six months ended 30 September 2024: € 31 million gain).